Trading Activities - Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	$ 2,377,628	$ 2,203,401
Total unrealized depreciation on open contracts	(639,577)	(827,990)
Net unrealized appreciation (depreciation) on open contracts	1,738,051	1,375,411
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,273,423	864,337
Total unrealized depreciation on open contracts	(187,625)	(385,917)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	489,126	696,575
Total unrealized depreciation on open contracts	(107,968)	(263,755)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	196,144	202,478
Total unrealized depreciation on open contracts	(3,001)	(55,806)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	418,935	440,011
Total unrealized depreciation on open contracts	(340,983)	(122,512)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	1,275,513	1,069,028
Total unrealized depreciation on open contracts	(789,082)	(1,116,899)
Net unrealized appreciation (depreciation) on open contracts	486,431	(47,871)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	897,185	370,551
Total unrealized depreciation on open contracts	(385,217)	(534,709)
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	378,328	698,477
Total unrealized depreciation on open contracts	(403,865)	(582,190)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		1,051,049
Total unrealized depreciation on open contracts		(756,615)
Net unrealized appreciation (depreciation) on open contracts		294,434
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		323,692
Total unrealized depreciation on open contracts		(226,494)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		348,618
Total unrealized depreciation on open contracts		(140,355)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		24,345
Total unrealized depreciation on open contracts		(144,708)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		354,394
Total unrealized depreciation on open contracts		(245,058)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		665,811
Total unrealized depreciation on open contracts		(730,361)
Net unrealized appreciation (depreciation) on open contracts		(64,550)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	812,258
Total unrealized depreciation on open contracts	(775,086)
Net unrealized appreciation (depreciation) on open contracts	37,172
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		58,919
Total unrealized depreciation on open contracts		(293,032)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Commodity [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	160,614
Total unrealized depreciation on open contracts	(129,671)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts		606,892
Total unrealized depreciation on open contracts		$ (437,329)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Forward Contracts [Member] | Currencies [Member] | Liquidation Basis of Accounting [Member]
Derivative [Line Items]
Total unrealized appreciation on open contracts	651,644
Total unrealized depreciation on open contracts	$ (645,415)